Pensions and Other Post-Employment Benefits - Summary of Fair Value of the Plan Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Pensions And Other Post Employment Benefits [Abstract]
Level 1 – Cash and Cash Equivalents	$ 4	$ 3
Level 2 – Equity and Fixed Income Funds	206	185
Level 3 – Real Estate Funds and Other	13	13
Total plan assets, at fair value	$ 223	$ 201